OTHER NON-FINANCIAL LIABILITIES (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
OTHER NON-FINANCIAL LIABILITIES
Dividends payable, Current	$ 25,999,055	$ 22,639,150
Others, Current	2,267,675	3,863,065
Total, Current	28,266,730	$ 26,502,215
Others, Non-Current	21,472,048
Total, Non-Current	$ 21,472,048